Acquisitions & Divestitures - SRA - Purchase Price Allocation (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	Apr. 15, 2015	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 16, 2012
Business Acquisition [Line Items]
Goodwill		$ 828,929	$ 828,929	$ 783,604	$ 787,760
Obase Government Services
Business Acquisition [Line Items]
Cash paid	$ 71,476
Liabilities assumed	524
Business Combination, Consideration Transferred	72,000
Total purchase price	72,000
Current assets	725
Long-term assets	550
Intangible assets other than goodwill	25,400
Goodwill	$ 45,325
MorganFranklin Corporation's National Security Solutions Division
Business Acquisition [Line Items]
Total purchase price						$ 33,631
Current assets						6,033
Current liabilities						(2,219)
Acquired tangible assets						3,814
Intangible assets other than goodwill						10,000
Goodwill						$ 19,817